Loans (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loan balances at March 31, 2023, and December 31, 2022, by portfolio segment were as follows (in thousands):

	March 31, 2023	December 31, 2022
Commercial real estate	$1,154,210	$1,109,315
Owner-occupied commercial real estate	125,657	127,114
Acquisition, construction & development	99,886	94,450
Commercial & industrial	50,101	53,514
Single family residential (1-4 units)	518,775	499,362
Consumer non-real estate and other	3,109	3,466
	1,951,738	1,887,221
Allowance for credit losses	(25,704)	(21,039)
Loans, net	$1,926,034	$1,866,182

Loan balances at June 30, 2023, and December 31, 2022, by portfolio segment were as follows (in thousands):

	June 30, 2023	December 31, 2022
Commercial real estate	$1,198,840	$1,109,315
Owner-occupied commercial real estate	124,466	127,114
Acquisition, construction & development	92,730	94,450
Commercial & industrial	59,142	53,514
Single family residential (1-4 units)	522,944	499,362
Consumer non-real estate and other	2,847	3,466
	2,000,969	1,887,221
Allowance for credit losses	(25,919)	(21,039)
Loans, net	$1,975,050	$1,866,182

Loans at year-end by portfolio segment were as follows (in thousands):

	2022	2021
Commercial real estate	$1,109,315	$1,031,641
Owner-occupied commercial real estate	127,114	125,613
Acquisition, construction & development	94,450	109,518
Commercial & industrial	53,514	58,818
Single family residential (1-4 units)	499,362	415,594
Consumer non-real estate and other	3,466	3,889
	1,887,221	1,745,073
Allowance for loan losses	(21,039)	(31,709)
Loans, net	$1,866,182	$1,713,364